Post-Employment Benefits - Summary of Maturity Profile of Defined Benefit Liabilities (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2020 BRL (R$)
Disclosure of net defined benefit liability (asset) [line items]
2021	R$ 1,463
2022	1,512
2023	1,573
2024	1,619
2025	1,573
2026 to 2030	R$ 8,550
Pension plan - FIU [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	11 years 7 months 24 days
2021	R$ 882
2022	915
2023	949
2024	985
2025	1,021
2026 to 2030	R$ 5,595
Pension plan - FUNBEP [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	10 years 6 months 3 days
2021	R$ 457
2022	472
2023	488
2024	503
2025	517
2026 to 2030	R$ 2,757
Other post employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	9 years 6 months 3 days
2021	R$ 124
2022	125
2023	136
2024	131
2025	35
2026 to 2030	R$ 198